Nature of Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2024
Nature of Operations and Reorganization
Schedule of ownership structure of the major subsidiaries and VIE

		Percentage of
		Direct or Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting
Nanjing Dake Information Technology Co., Ltd. (“Nanjing Dake”)	The PRC, established in 2021	100%	Management consulting

		Percentage of
	Place and year of	Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	99%	36Kr Business

		Percentage of
	Place and year of	Economic
VIE Major subsidiaries	Incorporation	Ownership	Principal activities
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	99%	Investment holding

Schedule of financial information of the Group's VIE and the VIE's subsidiaries included in the accompanying consolidated financial statements

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	27,413	23,868
Restricted cash	—	822
Short‑term investments	36,850	54,867
Accounts receivable, net	139,408	65,617
Amounts due from the Company and its subsidiaries	19,004	38,442
Receivables due from related parties of the Group	—	20
Prepayments and other current assets	15,292	17,527
Non‑current assets:
Property and equipment, net	7,365	5,817
Intangible assets, net	2,079	1,483
Long-term investments, net	131,467	64,233
Operating lease right-of-use assets, net	34,454	18,606
Total assets	413,332	291,302
Current liabilities:
Accounts payable	60,376	59,835
Salary and welfare payables	25,605	19,222
Taxes payable	2,841	—
Deferred revenue	23,428	19,301
Amounts due to the Company and its subsidiaries	141,457	198,175
Amounts due to related parties of the Group	261	789
Accrued liabilities and other payables	20,634	11,145
Short-term bank loan	9,950	4,000
Operating lease liabilities	8,953	7,860
Non-current liabilities:
Operating lease liabilities	26,826	11,743
Other non-current liabilities	174	—
Total liabilities	320,505	332,070

	For the year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Third-party revenues	320,526	340,058	231,070
Cost of revenues	(211,698)	(212,747)	(151,908)
Gross profit	108,828	127,311	79,162
Operating expenses	(131,984)	(198,610)	(146,241)
Loss from operations	(23,156)	(71,299)	(67,079)
Gain on disposal of subsidiaries	38,019	3,366	839
Share of income/(loss) from equity method investments	523	(546)	(3,070)
Long-term investments income/(loss), net	15,964	(8,079)	(62,763)
Short-term investments income	1,262	706	462
Others, net	9,402	7,689	1,121
Income/(Loss) before income tax	42,014	(68,163)	(130,490)
Income tax (expense)/credit	(361)	43	(64)
Net income/(loss)	41,653	(68,120)	(130,554)

	For the year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Net cash provided/(used in) by operating activities	77,322	(123,798)	23,276
Purchase of short-term investments	(417,490)	(312,270)	(160,034)
Proceeds from maturities of short-term investments	494,709	296,221	141,242
Investment in long-term investments	(38,970)	(9,500)	(4,050)
Cash received from disposal of an equity investee	—	—	5,450
Loan collected from related parties	2,000	—	—
Loan collected from inter-company entities	100	—	—
Loan paid to inter-Company entities	—	—	(17,000)
Cash received from customer in relation to advertisement agent services	70,208	68,838	15,984
Cash paid on behalf of the customer in relation to advertisement agent services	(64,054)	—	—
Net cash upon disposal of subsidiaries	—	—	(2,992)
Others	(3,361)	(4,571)	(1,674)
Net cash provided/(used in) by investing activities	43,142	38,718	(23,074)
Capital injection from noncontrolling interest shareholders	174	255	—
Proceeds from loans provided by inter-company entities	—	25,400	8,000
Repayments of loans provided by inter-company entities	(65,876)	(15,147)	(1,300)
Dividends to non-controlling shareholder of a subsidiary	—	—	(3,675)
Others	4,950	226	(5,950)
Net cash (used in)/provided by financing activities	(60,752)	10,734	(2,925)
Increase/(Decrease) in cash, cash equivalents and restricted cash	59,712	(74,346)	(2,723)
Cash, cash equivalents and restricted cash at beginning of year	42,047	101,759	27,413
Cash, cash equivalents and restricted cash at end of year	101,759	27,413	24,690